Earnings per share - Computations of ordinary shares outstanding, excluding nonvested restricted stock - (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	170,043,739	179,043,739
Treasury shares (in shares)	(12,859,674)	(12,167,192)
Ordinary shares outstanding (in shares)	157,184,065	166,876,547
Shares of unvested restricted stock (in shares)	(2,754,000)	(4,135,620)	(4,051,509)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	154,430,065	162,740,927